SHARE OPTIONS (Schedule of Assumption Determining Fair Value of Share Options) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management personnel [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	66.98%	51.18%
Weighted average expected life	4.34	4.15
Weighted average risk free interest rate	0.44%	1.84%
Key management personnel [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 0	$ 0
Total 'A' share options granted / (ADS's equivalent)	8,480,000	4,060,000
Weighted average share price per 'A' share / (per ADS)	$ 0.38	$ 0.46
Weighted average exercise price per 'A' share / (per ADS)	$ 0.38	$ 0.69
Key management personnel [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 1	$ 1
Total 'A' share options granted / (ADS's equivalent)	(2,120,000)	1,015,000
Weighted average share price per 'A' share / (per ADS)	$ 1.52	$ 1.84
Weighted average exercise price per 'A' share / (per ADS)	$ 1.52	$ 2.74
Other employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	65.89%	47.31%	42.69%
Weighted average expected life	4.35	4.42	4.55
Weighted average risk free interest rate	0.42%	2.23%	2.72%
Other employees [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 0	$ 0	$ 0
Total 'A' share options granted / (ADS's equivalent)	620,000	310,000	720,000
Weighted average share price per 'A' share / (per ADS)	$ 0.48	$ 0.64	$ 1.07
Weighted average exercise price per 'A' share / (per ADS)	$ 0.48	$ 0.64	$ 1.07
Other employees [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 1	$ 1	$ 2
Total 'A' share options granted / (ADS's equivalent)	(155,000)	77,500	180,000
Weighted average share price per 'A' share / (per ADS)	$ 1.96	$ 2.53	$ 4.28
Weighted average exercise price per 'A' share / (per ADS)	$ 1.96	$ 2.53	$ 4.28